Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Cash and Cash Equivalents - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Short-term deposits
Short-term deposits	€ 5,140,951	€ 3,422
Cash at banks
Cash at banks	7,626,991	16,261,932
Total cash and cash equivalents	12,767,942	16,265,354
Deposits held in U.S. dollars [Member]
Short-term deposits
Short-term deposits	4,120,951	3,422
Deposits held in Euro [Member]
Short-term deposits
Short-term deposits	1,020,000
Cash held in U.S. dollars [Member]
Cash at banks
Cash at banks	5,041,802	8,645,014
Cash held in U.S. Euro [Member]
Cash at banks
Cash at banks	€ 2,585,190	€ 7,616,918